Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 508,478,770.90
Previously Paid Amount
Total Fee Amount	70,220.92
Total Offset Amount
Net Fee	$ 70,220.92